Schedule of Fair Value of Contingent Consideration (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Beginning balance, fair value of contingent consideration				$ 2,400	$ 2,400	$ 6,200
Change in fair value of contingent consideration		$ 200		$ 100	100	(3,800)
Release of contingent consideration					(2,500)
Ending balance, fair value of contingent consideration						$ 2,400